Regulatory matters	12 Months Ended
Mar. 31, 2019
Regulatory matters

18. Regulatory matters

Regulatory capital requirements

MHFG, MHBK, and MHTB are subject to regulatory capital requirements administered by the Financial Services Agency in accordance with the provisions of the Banking Act and related regulations. Certain foreign banking subsidiaries are subject to regulation and control by local supervisory authorities, including central banks. Failure to meet minimum capital requirements may initiate certain mandatory actions by regulators that, if undertaken, could have a direct material effect on the MHFG Group’s consolidated financial condition and results of operations.

The capital adequacy guidelines applicable to Japanese banks and bank holding companies with international operations supervised by the Financial Services Agency closely follow the risk-adjusted approach proposed by the Bank for International Settlements and are intended to further strengthen the soundness and stability of Japanese banks.

In December 2010, Basel Committee on Banking Supervision (“BCBS”) issued the Basel III rules text, which builds on the International Convergence of Capital Measurement and Capital Standards document (“Basel II”), to strengthen the regulation, supervision and risk management of the banking sector. Basel III text presents the details of global regulatory standards on bank capital adequacy and liquidity. The rules text sets out higher and better-quality capital, better risk coverage, the introduction of a leverage ratio as a backstop to the risk-based requirement, measures to promote the build-up of capital that can be drawn down in periods of stress, and the introduction of two global liquidity standards.

The Financial Services Agency’s revisions to its capital adequacy guidelines became effective from March 31, 2013, which generally reflect the rules in the Basel III text that have been applied from January 1, 2013.

There are three primary regulatory capital ratios used to assess capital adequacy: Common Equity Tier 1, Tier 1 and Total risk-based capital ratios. The ratios are comprised of Common Equity Tier 1 capital, Tier 1 capital (Common Equity Tier 1 capital and Additional Tier 1 capital) and total risk-based capital (Tier 1 and Tier 2 capital) divided by risk-weighted assets. Common Equity Tier 1 capital primarily consists of common stock, capital surplus, retained earnings and AOCI. Regulatory adjustments including certain intangible fixed assets, such as goodwill, and defined-benefit pension fund assets will be deducted from Common Equity Tier 1. Additional Tier 1 capital generally consists of Basel III compliant preferred securities and other capital that meets Tier 1 requirements under Basel II standards, net of regulatory adjustments. Tier 2 capital generally consists of Basel III compliant deferred obligations, such as subordinated debts, capital that meets Tier 2 requirements under Basel II standards, certain allowances for credit losses and noncontrolling interests in subsidiaries’ Tier 2 instruments.

Under the revised guidelines, the minimum capital adequacy ratio is 8% on both a consolidated and non-consolidated basis for banks with international operations, such as MHBK and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG. Within the minimum capital adequacy ratio, the Common Equity Tier 1 capital requirement is 4.5% and the Tier 1 capital requirement is 6.0%.

Under Basel III, capital instruments that no longer qualify as Additional Tier 1 capital or Tier 2 capital are being phased out beginning March 2013 by increments of 10% until becoming fully effective in March 2022. The MHFG Group’s preferred securities (the amounts thereof included within Additional Tier 1 capital as of March 31, 2019 being ¥303.0 billion) and subordinated debt issued before March 2013 that are still outstanding (the amounts thereof included within Tier 2 capital as of March 31, 2019 being ¥506.1 billion) are subject to the phase-out arrangements.

In November 2015, the Financial Services Agency published the revised capital adequacy guidelines and related ordinances to introduce the capital buffer requirements under the Basel III rules for Japanese banks and bank holding companies with international operations, which include the capital conservation buffer, the countercyclical capital buffer and the additional loss absorbency requirements for global systemically important banks (“G-SIBs”) and domestic systemically important banks (“D-SIBs”). These guidelines have become effective on March 31, 2016. The capital conservation buffer, the countercyclical capital buffer and the additional loss absorption capacity requirement for G-SIBs and D-SIBs must be met with Common Equity Tier l capital under the revised guidelines, and if such buffer requirements are not satisfied, a capital distribution constraints plan is required to be submitted to the Financial Services Agency and carried out. The capital conservation buffer is being phased in starting in March 2016 at 0.625% until becoming fully effective in March 2019 at 2.5%. In addition, subject to national discretion by the respective regulatory authorities, if the relevant national authority judges a period of excess credit growth to be leading to the build-up of system-wide risk, a countercyclical capital buffer ranging from 0% to 2.5% would also be imposed on banking organizations. The countercyclical capital buffer is a weighted average of the buffers deployed across all the jurisdictions to which the banking organization has credit exposures. Further, MHFG is currently designated as both a G-SIB and D-SIB, and the additional loss absorption capacity requirement applied to MHFG was 1.0%. The additional loss absorption capacity requirement was the same as that imposed by the Financial Stability Board, which was phased in starting in March 2016 at 0.25% and became fully effective in March 2019 at 1.0%.

Leverage ratio

The Leverage Ratio framework is critical and complementary to the risk-based capital framework that will help ensure broad and adequate capture of both on- and off-balance sheet sources of banks’ leverage.

Basel III’s leverage ratio is defined as the capital measure (numerator) divided by the exposure measure (denominator) and is expressed as a percentage. The capital measure for the leverage ratio is the Tier 1 capital of the risk-based capital framework, and the exposure measure is the sum of the on-balance sheet exposures, derivative exposures, securities financing transaction exposures and off-balance sheet items.

In March 2019, the Financial Services Agency published the revised leverage ratio framework and the minimum leverage ratio is defined as 3% on both a consolidated and non-consolidated basis for banks with international operations, such as MHBK and MHTB, or on a consolidated basis for bank holding companies with international operations, such as MHFG.

The capital requirements and regulatory adjustments are being phased in over a transitional period as follows (italicized percentages indicate those still in transition periods):

	March 2018	March 2019	March 2020	March 2021	March 2022
Minimum Common Equity Tier 1 capital	4.5%	4.5%	4.5%	4.5%	4.5%
Minimum Tier 1 capital	6.0%	6.0%	6.0%	6.0%	6.0%
Minimum total capital	8.0%	8.0%	8.0%	8.0%	8.0%
Phase out of recognition of capital instruments that no longer qualify as capital	40.0%	30.0%	20.0%	10.0%	0.0%
Capital conservation buffer	1.875%	2.5%	2.5%	2.5%	2.5%
Countercyclical capital buffer (1)	0.01%	0.05%	0.05%	0.05%	0.05%
Additional loss absorbency requirements for G-SIBs and D-SIBs (2)	0.75%	1.0%	1.0%	1.0%	1.0%
Minimum Leverage Ratio	3.0%	3.0%	3.0%	3.0%	3.5	%(3)

Notes:
(1)	Figures assume that the countercyclical capital buffer will continue to be 0.05% after March 2019.
(2)	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis in future years.
(3)	This figure includes a leverage ratio buffer required to be met at 50% of the additional loss absorbency requirements applied to the Group as a G-SIB under the finalized Basel III reforms.

If the capital adequacy ratio and leverage ratio of a financial institution falls below the required level, the Financial Services Agency may, depending upon the extent of capital deterioration, take certain corrective action, including requiring the financial institution to submit an improvement plan to strengthen its capital base, reduce its total assets, restrict its business operations or other actions that could have a material effect on its financial condition and results of operations.

Capital adequacy ratios and leverage ratios of MHFG, MHBK, and MHTB as of March 31, 2018 and 2019 calculated in accordance with Japanese GAAP and the guidelines established by the Financial Services Agency are set forth in the following table:

	2018		2019
	Amount	Ratio	Amount	Ratio
	(in billions of yen, except percentages)
Consolidated:
MHFG:
Common Equity Tier 1 capital:
Required (1)	4,247	7.135	4,661	8.05
Actual	7,437	12.49	7,390	12.76
Tier 1 capital:
Required (1)	5,140	8.635	5,529	9.55
Actual	9,192	15.44	9,232	15.94
Total risk-based capital:
Required (1)	6,331	10.635	6,687	11.55
Actual	10,860	18.24	10,918	18.85
Leverage Ratio:
Required	/	—	/	3.00
Actual (2)	/	4.28	/	4.42
MHBK:
Common Equity Tier 1 capital:
Required	2,400	4.50	2,388	4.50
Actual	6,584	12.34	6,690	12.60
Tier 1 capital:
Required	3,200	6.00	3,184	6.00
Actual	8,330	15.61	8,527	16.06
Total risk-based capital:
Required	4,267	8.00	4,246	8.00
Actual	9,881	18.52	10,098	19.02
Leverage Ratio:
Required	/	—	/	3.00
Actual (2)	/	4.53	/	4.44
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	95	4.50
Actual	498	19.99	500	23.67
Tier 1 capital:
Required	149	6.00	127	6.00
Actual	499	20.05	501	23.70
Total risk-based capital:
Required	199	8.00	169	8.00
Actual	505	20.28	505	23.87
Leverage Ratio:
Required	/	—	/	3.00
Actual (2)	/	7.03	/	6.55
Non-consolidated:
MHBK:
Common Equity Tier 1 capital:
Required	2,312	4.50	2,272	4.50
Actual	6,330	12.32	6,363	12.60
Tier 1 capital:
Required	3,082	6.00	3,029	6.00
Actual	8,081	15.73	8,199	16.23
Total risk-based capital:
Required	4,109	8.00	4,039	8.00
Actual	9,619	18.72	9,757	19.32
Leverage Ratio:
Required	/	—	/	3.00
Actual (3)	/	—	/	4.45
MHTB:
Common Equity Tier 1 capital:
Required	112	4.50	94	4.50
Actual	504	20.28	494	23.58
Tier 1 capital:
Required	149	6.00	126	6.00
Actual	504	20.28	494	23.58
Total risk-based capital:
Required	199	8.00	168	8.00
Actual	509	20.50	498	23.75
Leverage Ratio:
Required	/	—	/	3.00
Actual (3)	/	—	/	6.53

Notes:
(1)

The required ratios disclosed above, at March 31, 2018 and 2019, include the transitional capital conservation buffer of 1.875% and 2.5%, respectively, the countercyclical capital buffer of 0.01% and 0.05%, respectively, and the transitional additional loss absorbency requirements for G-SIBs and D-SIBs of 0.75% and 1.0%, respectively, which are all in addition to the regulatory minima. The respective required amounts are determined by applying the ratios to the sum of the risk weighted assets and certain other risk amounts.

(2)	The actual leverage ratios disclosed above, at March 31, 2018, are based on the Pillar 3 requirements.
(3)	MHBK and MHTB did not calculate the leverage ratios on non-consolidated basis at March 31, 2018 as they are excluded from the Pillar 3 requirement.

MHFG’s securities subsidiary in Japan is also subject to the capital adequacy requirement under the Financial Instruments and Exchange Act. Under this requirement, securities firms must maintain a minimum capital adequacy ratio of 120% calculated as a percentage of capital accounts less certain assets, as calculated using Japanese GAAP figures, against amounts equivalent to market, counterparty, and basic risks. Specific guidelines are issued as a ministerial ordinance that details the definition of essential components of the capital ratios, including capital, disallowed assets and risks, and related measures. Failure to maintain a minimum capital ratio will trigger mandatory regulatory actions. A capital ratio of less than 140% will call for regulatory reporting and a capital ratio of less than 100% may lead to a temporary suspension of all or part of the business operations and further, to the cancellation of the license to act as a securities broker and dealer.

Management believes, as of each latest balance sheet date, that MHFG, MHBK, MHTB, and their securities subsidiary in Japan and foreign banking subsidiaries were in compliance with all capital adequacy requirements to which they were subject.